Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 26,927,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	214,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 26,915,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	212,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	4,822,000	2,257,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	248,000	189,000
Unrecognized Tax Benefits	$ 128,000	$ 97,000	$ 83,000